Schedule of provision of expected credit losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Credit Loss [Abstract]
Balance at beginning of the period	$ 1,749	$ 1,749
Addition/(Reversal) in credit losses	5	14
Write-offs
Adoption ASU 2016-13
Foreign currency translation adjustment	70	(60)
Balance at end of the period	$ 1,824	$ 1,703